INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Narrative (Details) $ in Millions		3 Months Ended		12 Months Ended
	Oct. 03, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Jun. 30, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Aug. 15, 2022 CAD ($)
Disclosure of joint ventures [line items]
Goodwill		$ 4,551,000,000		$ 4,551,000,000	$ 4,557,000,000
Property, plant and equipment		15,798,000,000		15,798,000,000	15,518,000,000
Investments in equity accounted investees		6,987,000,000		6,987,000,000	7,382,000,000	$ 1,200
Exchange (loss) gain on translation of foreign operations				(106,000,000)	295,000,000
Losses on litigation settlements		145,000,000
Distributions				819,000,000	673,000,000
Goodwill recognised as of acquisition date							$ 900,000,000
Contributions				271,000,000	95,000,000
Contributions to equity accounted investees				265,000,000	95,000,000
Contractual obligations		1,726,000,000		$ 1,726,000,000
Cedar LNG
Disclosure of joint ventures [line items]
Ownership interest in joint venture				5010.00%
Funding commitments
Disclosure of joint ventures [line items]
Contractual obligations		315,000,000		$ 315,000,000
PGI
Disclosure of joint ventures [line items]
Investments in equity accounted investees		3,894,000,000		3,894,000,000	4,158,000,000
Percentage of equity interest			50.00%				60.00%
Distributions	$ 35,000,000		$ 26,000,000	463,000,000	125,000,000
Proceeds from sale of assets	$ 58,000,000
Impairment loss recognised in profit or loss, goodwill		0
Contributions				$ 33,000,000	$ 49,000,000
Ownership interest in joint venture				6000.00%	6000.00%
Joint ventures
Disclosure of joint ventures [line items]
Goodwill		1,100,000,000		$ 1,100,000,000	$ 1,100,000,000
Property, plant and equipment		1,700,000,000		1,700,000,000	1,700,000,000
Exchange (loss) gain on translation of foreign operations				(41,000,000)	118,000,000
Cedar LNG
Disclosure of joint ventures [line items]
Investments in equity accounted investees		202,000,000		202,000,000	167,000,000
Distributions				0	0
Contributions				$ 41,000,000	$ 26,000,000
Remaining commitment amount under agreement						13
Ownership interest in joint venture				4990.00%	4990.00%
Contributions to equity accounted investees				$ 41,000,000
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17		160,000,000		160,000,000
Cedar LNG | Issued Letter of Credit
Disclosure of joint ventures [line items]
Notional amount		60,000,000		60,000,000		$ 45
Cedar LNG | Funding commitments
Disclosure of joint ventures [line items]
Contractual obligations		$ 229,000,000		$ 229,000,000